Consolidated Statements of Convertible Preferred Stock, Stockholders' Deficit and Members' Equity - USD ($)	Total	Previously Reported	Series A Convertible Preferred Stock	Convertible Preferred Stock	Common Stock	Capital Units	Capital Units Previously Reported	Incentive Units	Incentive Units Previously Reported	Additional Paid-in Capital	Additional Paid-in Capital Previously Reported	Accumulated Deficit	Accumulated Deficit Previously Reported
Beginning Balance at Dec. 31, 2020		$ 151,915					$ 10,681,040				$ 918,922		$ (11,448,047)
Beginning Balance, Shares at Dec. 31, 2020							9,429,006		1,987,474
Issuance of common stock upon exercise of stock options	$ 180,000				$ 31					$ 179,969
Common stock exercised					308,443
Issuance of convertible preferred stock, net of issuance costs				$ 10,176,413
Issuance of convertible preferred stock, net of issuance costs, Shares				4,373,752
Vesting of incentive units, Shares								32,939
Conversion of capital units into convertible preferred stock, Temporary equity value				$ 10,681,040
Conversion of capital units into convertible preferred stock, Temporary equity shares				9,429,006
Conversion of capital units into convertible preferred stock, Value	(10,681,040)					$ (10,681,040)
Conversion of capital units into convertible preferred stock, Shares						(9,429,006)
Cancellation of incentive units upon corporate reorganization, Shares								(2,020,413)
Stock-based compensation expense	1,114,656									1,114,656
Net loss	(5,451,778)											$ (5,451,778)
Ending Balance at Dec. 31, 2021				$ 20,857,453
Ending Balance, Shares at Dec. 31, 2021				13,802,758
Ending Balance at Dec. 31, 2021	$ (14,686,247)				$ 31					2,213,547		(16,899,825)
Ending Balance, Shares at Dec. 31, 2021					308,443
Common stock exercised	1,385,310
Issuance of common stock upon exercise of stock options, net of shares withheld to settle tax withholding requirements	$ 659,501				$ 142					659,359
Issuance of common stock upon exercise of stock options, net of shares withheld to settle tax withholding requirements, Shares					1,415,124
Issuance of common stock upon exercise of Public Warrants, Shares					100
Issuance of common stock upon exercise of Public Warrants	1,150									1,150
Issuance of common stock in connection with common stock purchase agreement	829,469				$ 48					829,421
Issuance of common stock in connection with common stock purchase agreement, Shares					475,755
Issuance of Commitment Shares, Shares					296,181
Issuance of Commitment Shares	650,000				$ 29					649,971
Conversion of convertible preferred stock, Temporary equity values				$ (20,857,453)
Conversion of convertible preferred stock, Temporary equity shares				(13,802,758)
Conversion of convertible preferred stock, Value	20,857,453				$ 1,064					20,856,389
Conversion of convertible preferred stock, Shares					10,643,403
Issuance of common stock in connection with the Transaction and Maxim Private Placement, net of redemptions, net tangible assets, and issuance costs, Value	3,443,750				$ 357					3,443,393
Issuance of common stock in connection with the Transaction and Maxim Private Placement, net of redemptions, net tangible assets, and issuance costs, Shares					3,570,215
Issuance of convertible preferred stock, net of issuance costs			$ 4,143,854
Issuance of convertible preferred stock, net of issuance costs, Shares			4,305
Accretion of convertible preferred stock to redemption value			$ 373,856
Accretion of convertible preferred stock to redemption value	373,856									373,856
Stock-based compensation expense	375,790									375,790
Net loss	(18,004,098)											(18,004,098)
Ending Balance at Dec. 31, 2022			$ 4,517,710
Ending Balance, Shares at Dec. 31, 2022			4,305
Ending Balance at Dec. 31, 2022	$ (6,247,088)				$ 1,671					$ 28,655,164		$ (34,903,923)
Ending Balance, Shares at Dec. 31, 2022					16,709,221